                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 14, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED NOVEMBER 14, 2008.

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [X]; Amendment Number: 1

This Amendment (check only one.): [_] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Frontier Capital Management Co., Inc.
Address: 99 Summer Street, 19th Floor
         Boston, MA 02110

13F File Number: 28-01185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mr. William J. Ballou
Title: Chief Operating Officer & General Counsel
Phone: (617) 261-0777

Signature, Place and Date of Signing:


/s/ William J. Ballou     Boston, MA    February 17, 2009
---------------------   -------------   -----------------
[Signature]             [City, State]        [Date]

Report Type

[X]  13F HOLDINGS REPORT

[_]  13F NOTICE

[_]  13F COMBINATION REPORT

I am signing this report as required by the Securities Exchange Act of 1934.

SEC13F.LNS                 FRONTIER CAPITAL MANAGEMENT

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 09/30/07
                          RUN DATE: 10/01/07 5:20 P.M.

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:               0
FORM 13F INFORMATION TABLE ENTRY TOTAL:          1
FORM 13F INFORMATION TABLE VALUE TOTAL:   $477,000

LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER   NAME

PORTVUE-SEC13F.LNP         FRONTIER CAPITAL MANAGEMENT                    PAGE 1
RUN DATE: 10/01/07 5:20 P.M.

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 09/30/07

                                                                                                      VOTING AUTHORITY
                                                     VALUE   SHARES/  SH/  PUT/  INVSTMT    OTHER   -------------------
    NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE  SHARED  NONE
----------------------  --------------  ---------  --------  -------  ---  ----  -------  --------  -----  ------  ----
LIFE SCIENCES RESH INC  COM             532169109     477     25100   SH           SOLE             25100     0      0